Properties, Plants, and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Properties, Plants, and Equipment, Net	Properties, Plants, and Equipment, Net

	December 31, 2025	December 31, 2024
Land and land rights	$85	$84
Structures	1,134	1,025
Machinery and equipment	4,275	4,118
	5,494	5,227
Less: accumulated depreciation and amortization	3,236	3,150
	2,258	2,077
Construction work-in-progress	335	309
Properties, plants, and equipment, net	$2,593	$2,386
Depreciation expense related to Properties, plants, and equipment recorded in Provision for depreciation and amortization in the Statement of Consolidated Operations was $248, $243, and $236 for the years ended December 31, 2025, 2024, and 2023, respectively.